Summary of Disaggregated Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2019	[1]	Sep. 30, 2019	[1]	Jun. 30, 2019	[1]	Mar. 31, 2019	[1]	Dec. 31, 2018	[1]	Sep. 30, 2018	[1]	Jun. 30, 2018	[1]	Mar. 31, 2018	[1]	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage																	100.00%		100.00%		100.00%
Revenues	$ 1,072,315		$ 1,394,915		$ 1,371,854		$ 931,278		$ 991,326		$ 1,296,007		$ 1,332,743		$ 926,577		$ 4,770,362	[1]	$ 4,546,653	[1],[2]	$ 4,341,955
United States
Disaggregation of Revenue [Line Items]
Revenues																	4,184,206		3,981,056	[2]	3,775,729
Canada
Disaggregation of Revenue [Line Items]
Revenues																	294,040		291,685	[2]	269,603
Latin America and the Caribbean
Disaggregation of Revenue [Line Items]
Revenues																	$ 292,116		$ 273,912	[2]	$ 296,623
HVAC Equipment
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage																	68.00%		67.00%		67.00%
Other HVAC Products
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage																	28.00%		29.00%		28.00%
Commercial Refrigeration Products
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage																	4.00%		4.00%		5.00%

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.
[2]	Effective January 1, 2018, we adopted the provisions of accounting guidance related to revenue recognition. Amounts prior to January 1, 2018 have not been adjusted and remain as originally reported for such periods. See Note 3.